Vessel Charters Vessel Charters - Operating leases (Details) - Property Available for Operating Lease - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Property Subject to or Available for Operating Lease [Line Items]
Operating leases, future minimum payments receivable, remainder of fiscal year	$ 216.3
Operating leases, future minimum payments receivable, in two years	383.4
Operating leases, future minimum payments receivable, in three years	350.0
Operating leases, future minimum payments receivable, in four years	310.4
Operating leases, future minimum payments receivable, in five years	281.1
Operating leases, future minimum payments receivable, thereafter	676.3
Property subject to or available for operating lease, gross	3,300.0	$ 2,900.0
Property subject to or available for operating lease, net	2,600.0	2,200.0
Property Subject to or Available for Operating Lease, Accumulated Depreciation	$ 680.5	$ 646.2